JPMorgan International Focus Fund Investment Strategy - R2 R5 R6 Shares [Member] - JPMorgan International Focus Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund invests primarily in the equity securities of foreign companies, including those in emerging markets, and is generally not limited by any particular capitalization, style or sector, and may invest in any foreign country. While the Fund is generally not limited within its equity universe, it currently intends to focus on investing in mid to large capitalization companies in a diversified group of sectors and foreign countries. The Fund may deviate from its current intention, including by focusing on particular capitalization sizes, styles, sectors and/or foreign countries. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets plus borrowings for investment purposes. The equity securities in which the Fund may invest include, but are not limited to, common stocks, preferred securities and depositary receipts, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Under normal market conditions, the Fund will typically hold between 40 and 60 securities. The Fund may invest in securities denominated in any currency and will invest substantially in securities denominated in foreign currencies. The Fund may utilize currency forwards (including non-deliverable forwards) to manage currency exposures, where practical, for the purpose of risk management, including hedging non-dollar currency exposure back to the U.S. dollar. The Fund may also use exchanged-traded futures for the efficient management of cash flows. Investment Process: The Fund is generally managed as a core, best ideas portfolio. In managing the Fund, the adviser employs a bottom-up, fundamental process which seeks to add excess return through stock selection. The adviser seeks to construct a portfolio of companies that it believes to have quality characteristics and which appear to be reasonably valued. The adviser will generally seek to diversify the Fund’s portfolio by investing in issuers located in at least three foreign countries. However, the Fund may invest a substantial portion of its assets in just one foreign country. An issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.